Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Financial assets
Interest-bearing deposits with banks	$ 40,640		$ 38,345
Trading
Trading securities	145,533		146,534
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	308,215		306,961
Loans	655,941		618,856
Derivatives
Derivatives	157,378		101,560
Deposits
Personal	337,196		294,732
Business and government	640,284		565,482
Bank	39,678		25,791
Other
Obligations related to securities sold short	36,841		35,069
Obligations related to assets sold under repurchase agreements and securities loaned	273,768		226,586
Derivatives
Total derivatives	155,479		98,543
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,040)		(710)
Financial assets	(1,040)		(710)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,040)		(710)
Financial liabilities	(1,040)		(710)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	62,661		57,801
Investment
Investment securities	2,948		252
Derivatives
Total gross derivatives, assets	3,682		2,853
Other assets	1,256		1,119
Financial assets	70,547		62,025
Other
Obligations related to securities sold short	21,217		20,512
Derivatives
Total gross derivatives, liabilities	5,007		2,675
Other liabilities	46		102
Financial liabilities	26,270		23,289
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	23,808		22,283
Trading
Trading securities	81,555		87,433
Investment
Investment securities	92,133		56,960
Assets purchased under reverse repurchase agreements and securities borrowed	254,124		246,068
Loans	8,363		9,294
Derivatives
Total gross derivatives, assets	154,000		98,994
Other assets	1,997		1,960
Financial assets	615,980		522,992
Deposits
Personal	16,457		17,378
Business and government	120,610		111,540
Bank	10,202		3,032
Other
Obligations related to securities sold short	15,624		14,557
Obligations related to assets sold under repurchase agreements and securities loaned	255,493		218,612
Derivatives
Total gross derivatives, liabilities	150,039		95,418
Other liabilities	23		(1,280)
Financial liabilities	568,448		459,257
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,317		1,300
Investment
Investment securities	523		474
Loans	1,215		680
Derivatives
Total gross derivatives, assets	736		423
Other assets	52		77
Financial assets	3,843		2,954
Deposits
Personal	192		156
Derivatives
Total gross derivatives, liabilities	1,473		1,160
Other liabilities	38		60
Financial liabilities	1,703		1,376
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	19,785		14,655
Investment
Investment securities	227
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	5,714		5,474
Investment
Investment securities	1,279		657
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	12,603		11,282
Investment
Investment securities	5,149		2,898
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,227		2,050
Investment
Investment securities	2,028		210
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	37,265		39,584
Investment
Investment securities	41,833		20,666
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	46		58
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	5,251		2,786
Investment
Investment securities	654
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	2,819		3,710
Investment
Investment securities	8,674		4,251
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	59		482
Investment
Investment securities	2,476		2,675
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	24		27
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	382		1,333
Investment
Investment securities	869		849
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2		2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 1 [member]
Trading
Trading securities			1
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	20,514		23,643
Investment
Investment securities	24,270		17,537
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	31		21
Investment
Investment securities	162		153
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	36,398		38,309
Investment
Investment securities	39		42
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,199		1,925
Investment
Investment securities	128		127
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,238		1,219
Investment
Investment securities	337		294
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,455		7,300
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets			1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	62,384		46,095
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	610		349
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	75,892		40,768
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	85		48
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	490		169
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	3,682		2,852
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	16,454		12,674
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	39		11
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,220)		(712)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	2		15
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	54,967		39,165
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	1,175		934
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	76,430		40,183
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	40		27
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	579		282
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	5,007		2,675
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	18,214		15,776
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	268		206
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(151)		12
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(10)		(7)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	23,808		22,283
Trading
Trading securities	145,533		146,534
Investment
Investment securities	95,604		57,686
Assets purchased under reverse repurchase agreements and securities borrowed	254,124		246,068
Loans	9,578		9,974
Derivatives
Total gross derivatives, assets	158,418		102,270
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,040)		(710)
Derivatives	157,378		101,560
Other assets	3,305		3,156
Financial assets	689,330		587,261
Deposits
Personal	16,649		17,534
Business and government	120,610		111,540
Bank	10,202		3,032
Other
Obligations related to securities sold short	36,841		35,069
Obligations related to assets sold under repurchase agreements and securities loaned	255,493		218,612
Derivatives
Total gross derivatives, liabilities	156,519		99,253
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,040)		(710)
Total derivatives	155,479		98,543
Other liabilities	107		(1,118)
Financial liabilities	595,381		483,212
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	2,370	$ 2,054	1,794	$ 1,549	$ 1,742	$ 1,824
Derivatives
Financial liabilities	(230)	$ (199)	(216)	$ (119)	$ (248)	$ (453)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	25,499		20,129
Investment
Investment securities	1,506		657
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	12,603		11,282
Investment
Investment securities	5,149		2,898
Recurring [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	38,538		41,692
Investment
Investment securities	43,861		20,876
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	8,070		6,496
Investment
Investment securities	9,328		4,251
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	59		482
Investment
Investment securities	2,500		2,702
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	384		1,335
Investment
Investment securities	869		849
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	20,545		23,665
Investment
Investment securities	24,432		17,690
Recurring [member] | Equity securities [member]
Trading
Trading securities	39,835		41,453
Investment
Investment securities	504		463
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,455		7,300
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	62,994		46,445
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	75,977		40,816
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	490		169
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	20,175		15,537
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,218)		(697)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	56,142		40,099
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	76,470		40,210
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	579		282
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	23,489		18,657
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (161)		$ 5